TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure Of Detailed Information About Allowance For Doubtful Debts On Trade Receivables [Table Text Block]
	2020	2019
	US$’000	US$’000

Trade receivables	6,617	10,171
Trade receivables due from the pools	1,380	3,706
	7,997	13,877
Included in assets of a disposal group held for sale (Note 40) (i)	(69)	(704)
	7,928	13,173

(i)
For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Disclosure Of Detailed Information About Trade Receivables [Table Text Block]
	Trade receivables past due
2020	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	5,544	249	139	551	859	655	7,997
Less: assets of a disposal group held for sale	(26)	(15)	(3)	(3)	(22)	-	(69)
	5,518	234	136	548	837	655	7,928

	Trade receivables past due
2019	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	9,955	1,233	1,244	280	1,165	-	13,877
Less: assets of a disposal group held for sale	(699)	(1)	(4)	-	-	-	(704)
	9,256	1,232	1,240	280	1,165	-	13,173